Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
V2X equity-based awards granted to NEOs, senior and other executives, and equity-based awards granted to Directors, are awarded and priced on the same date as the approval date or a subsequent date approved by the Compensation Committee for administrative reasons. V2X may also make equity-based grants in the case of the promotion, or an expanded role, of an existing employee or hiring of a new employee. These grants may be made at a time V2X is in possession of material non-public information related to the promotion or the hiring of a new employee or other matters, although we did not make equity-based grants in the form of stock options, stock appreciation rights or similar instruments with option-like features in 2024. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for purpose of affecting the value of executive compensation.

Award Timing Method
V2X equity-based awards granted to NEOs, senior and other executives, and equity-based awards granted to Directors, are awarded and priced on the same date as the approval date or a subsequent date approved by the Compensation Committee for administrative reasons.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	These grants may be made at a time V2X is in possession of material non-public information related to the promotion or the hiring of a new employee or other matters, although we did not make equity-based grants in the form of stock options, stock appreciation rights or similar instruments with option-like features in 2024. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false